VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—8.0%
U.S. Treasury Notes
4.625%, 6/30/26	$10,590	$10,645
4.375%, 8/15/26	11,350	11,404
3.500%, 10/31/27	6,815	6,816
4.000%, 7/31/29	3,790	3,839
Total U.S. Government Securities (Identified Cost $32,535)		32,704

Foreign Government Securities—0.7%
Dominican Republic
144A 5.500%, 2/22/29(1)	287	290
RegS 6.950%, 3/15/37(2)	311	335
Federative Republic of Brazil 6.625%, 3/15/35	386	398
Republic of Guatemala 144A 6.600%, 6/13/36(1)	80	86
Republic of Philippines
4.375%, 3/5/30	140	142
4.750%, 3/5/35	140	140
Republic of South Africa 144A 6.125%, 12/11/37(1)	208	205
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	1,005	1,039
144A 7.125%, 1/17/33(1)	223	243
Total Foreign Government Securities (Identified Cost $2,795)		2,878

Mortgage-Backed Securities—27.0%
Agency—8.0%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	2,107	2,188
Pool #SD3238 5.500%, 12/1/52	980	997
Pool #SD8309 6.000%, 3/1/53	2,788	2,872
Pool #SD8492 5.000%, 1/1/55	1,600	1,596
Pool #SD8494 5.500%, 1/1/55	4,477	4,541
Pool #SL1127 6.000%, 12/1/54	3,894	3,998
Pool #SL2922 5.500%, 10/1/55	2,010	2,042
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	46	48
Pool #AD3841 4.500%, 4/1/40	14	14
Pool #AL7532 3.000%, 11/1/27	28	28
Pool #AO5149 3.000%, 6/1/27	9	9
Pool #AS5730 3.000%, 9/1/30	158	155
	Par Value	Value

Agency—continued
Pool #FA0685 6.000%, 1/1/55	$2,289	$2,352
Pool #FA1728 6.000%, 10/1/53	4,286	4,404
Pool #FS4438 5.000%, 11/1/52	1,833	1,835
Pool #FS8791 6.000%, 8/1/54	1,639	1,687
Pool #MA0908 4.000%, 11/1/31	51	50
Pool #MA3663 3.500%, 5/1/49	137	128
Pool #MA4805 4.500%, 11/1/52	1,886	1,848
Pool #MA5072 5.500%, 7/1/53	1,696	1,725
		32,517

Non-Agency—19.0%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	694	673
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.494%, 6/15/40(1)(3)	1,525	1,531
AMSR Trust 2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	991
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	361	349
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	272	264
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	1,650	1,485
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	781	764
2020-1, A1B 144A 2.100%, 3/25/55(1)	415	404
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.048%, 7/15/37(1)(3)	1,350	1,319
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	131	128
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.142%, 3/15/41(1)(3)	841	842
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(3)	710	676
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,721	1,727
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.293%, 3/15/30(1)(3)	892	888
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.701%, 12/25/45(1)(3)	268	253
Citigroup Mortgage Loan Trust, Inc.
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,350	1,329
2025-INV1, A2 144A 6.000%, 1/25/55(1)(3)	680	693
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	$1,129	$1,112
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	689	696
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	618	625
2024-5, A1 144A 5.123%, 8/25/69(1)(3)	892	893
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	708	709
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	69	65
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	101	99
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	833	790
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	346	305
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(1)(3)	907	912
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	540	531
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	29	26
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	250	228
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	849	838
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(3)	801	798
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,235	1,238
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(1)(3)	1,720	1,783
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.377%, 1/25/63(1)(3)	664	651
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	83	78
2015-1, AM1 144A 5.506%, 12/25/44(1)(3)	22	22
2015-5, A2 144A 5.599%, 5/25/45(1)(3)	111	111
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	126	110
2017-5, A1 144A 4.746%, 10/26/48(1)(3)	60	61
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(3)	514	518
2025-CES1, A1 144A 5.666%, 5/25/55(1)(3)	665	670
2025-CES2, A1 144A 5.592%, 6/25/55(1)(3)	831	838
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(3)	823	830
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(1)(3)	650	652
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	$1,019	$1,009
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(3)	1,099	1,097
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(3)	813	815
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	327	312
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	192	186
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	537	533
2019-GS2, A1 144A 2.750%, 8/25/59(1)(3)	933	910
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	281	271
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	775	805
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.884%, 6/25/44(1)(3)	78	78
2024-INV4, A1 144A 6.000%, 9/25/54(1)(3)	402	409
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,200	1,145
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	306	299
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	326	318
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	828	798
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	534	520
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	419	408
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,306	1,280
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(1)(3)	1,600	1,606
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	1,399	1,318
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(3)	280	283
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	824	828
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	1,487	1,505
2024-HYB1, A1 144A 3.637%, 3/25/53(1)(3)	785	783
2024-HYB2, A1 144A 3.695%, 4/25/53(1)(3)	756	750
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(3)	290	292
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	629	635
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.496%, 6/25/57(1)(3)	57	56
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
PMT Loan Trust
2024-INV2, A1 144A 6.000%, 12/25/59(1)(3)	$673	$684
2025-INV7, A7 144A 6.000%, 6/25/56(1)(3)	1,037	1,053
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(3)	506	507
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(3)	2,066	2,062
Progress Residential Trust 2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	496
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(3)	489	492
RCKT Mortgage Trust
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	343	346
2024-CES8, A1A 144A 5.490%, 11/25/44(1)(3)	546	550
2024-CES9, A1A 144A 5.582%, 12/25/44(1)(3)	768	776
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(3)	1,008	1,021
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(3)	203	202
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(1)(3)	1,150	1,177
RIDE 2025-SHRE, B 144A 5.826%, 2/14/47(1)(3)	900	923
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	1,155	1,187
2024-CNTR, C 144A 6.471%, 11/13/41(1)	465	483
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	48	46
2021-3, A1 144A 1.127%, 6/25/56(1)(3)	748	663
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(3)	1,405	1,423
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,267
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,532
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	1,148	1,131
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	218	217
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	189	184
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.446%, 5/25/58(1)(3)	1,450	1,453
2024-1, A1 144A 4.859%, 3/25/64(1)(3)	673	684
2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	257	258
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,129
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	850	840
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2023-1, A1 144A 5.850%, 12/25/67(1)(3)	$707	$705
2024-3, A1 144A 6.338%, 4/25/69(1)(3)	888	898
2025-11, A1 144A 4.914%, 11/25/70(1)(3)	398	399
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	295	286
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	176	175
2021-1R, A1 144A 1.280%, 5/25/56(1)	773	723
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	221	194
		77,920

Total Mortgage-Backed Securities (Identified Cost $110,581)		110,437

Asset-Backed Securities—31.2%
Automobiles—15.3%
ACM Auto Trust
2024-2A, A 144A 6.060%, 2/20/29(1)	140	140
2025-3A, A 144A 5.010%, 1/22/30(1)	899	898
American Credit Acceptance Receivables Trust
2024-4, C 144A 4.910%, 8/12/31(1)	1,080	1,086
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,331
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	117	118
2024-1A, B 144A 6.870%, 6/17/30(1)	1,169	1,194
2025-1A, A2 144A 4.920%, 5/15/29(1)	1,130	1,129
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	133	133
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(1)	1,185	1,168
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,195
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	955	965
2025-2, D 5.620%, 3/17/31	1,150	1,168
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	1,300	1,304
Carvana Auto Receivables Trust
2021-N1, C 1.300%, 1/10/28	120	118
2021-N2, C 1.070%, 3/10/28	165	162
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2021-N3, D 1.580%, 6/12/28	$187	$182
2021-P3, B 1.420%, 8/10/27	700	686
2022-N1, C 144A 3.320%, 12/11/28(1)	172	171
2022-N1, D 144A 4.130%, 12/11/28(1)	188	187
2023-N1, C 144A 5.920%, 7/10/29(1)	1,109	1,115
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,029
2024-N1, B 144A 5.630%, 5/10/30(1)	1,330	1,342
2024-N2, A3 144A 5.710%, 7/10/28(1)	899	902
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,000	1,011
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	972	982
2024-A, C 144A 5.740%, 4/15/30(1)	990	997
2024-C, C 144A 5.760%, 10/15/30(1)	1,045	1,058
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(1)	233	233
2024-1A, A 144A 5.680%, 3/15/34(1)	800	807
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,049
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	1,095	1,104
Exeter Automobile Receivables Trust
2023-5A, B 6.580%, 4/17/28	204	204
2024-5A, B 4.480%, 4/16/29	1,085	1,086
2025-4A, B 4.400%, 5/15/30	1,130	1,136
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	1,135	1,145
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(1)	564	567
2024-1A, B 144A 6.260%, 3/15/30(1)	1,000	1,000
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	190	191
FinBe USA Trust 2025-1A, A 144A 5.700%, 12/15/28(1)	804	807
First Investors Auto Owner Trust 2021-2A, C 144A 1.470%, 11/15/27(1)	600	599
Flagship Credit Auto Trust 2024-3, B 144A 5.350%, 7/16/29(1)	1,070	1,069
Foursight Capital Automobile Receivables Trust 2023-2, A2 144A 5.990%, 5/15/28(1)	98	99
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(1)	1,180	1,174
	Par Value	Value

Automobiles—continued
2025-1A, D 144A 5.610%, 11/15/30(1)	$1,150	$1,166
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,342
2023-2A, A3 144A 6.380%, 2/15/29(1)	805	818
2024-3A, B 144A 5.640%, 8/15/30(1)	840	860
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	369	376
LAD Auto Receivables Trust
2023-2A, D 144A 6.300%, 2/15/31(1)	825	840
2023-3A, D 144A 6.920%, 12/16/30(1)	1,000	1,030
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,052
2024-3A, C 144A 4.930%, 3/15/30(1)	1,295	1,311
2025-1A, D 144A 5.520%, 5/17/32(1)	1,225	1,249
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27	846	848
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(1)	341	342
2024-2A, A2 144A 5.990%, 5/15/29(1)	576	580
2024-3A, A2 144A 4.970%, 10/15/29(1)	648	649
2025-1A, A2 144A 5.100%, 10/15/30(1)	772	772
2025-1A, B 144A 5.470%, 11/15/30(1)	1,110	1,096
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	300	301
Octane Receivables Trust
2025-1A, A2 144A 4.250%, 2/20/31(1)	1,160	1,161
2025-RVM1, A 144A 4.480%, 12/20/46(1)	1,030	1,032
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,212
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	696	701
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(1)	433	433
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(1)	798	800
2025-1A, A 144A 5.460%, 9/10/29(1)	862	860
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	275	275
2025-4, C 4.520%, 1/15/32	850	852
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	722	735
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust 2022-2, D 144A 6.840%, 1/10/28(1)	$503	$504
Veros Auto Receivables Trust 2025-1, B 144A 5.540%, 7/16/29(1)	1,140	1,149
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(1)	881	885
2024-1A, B 144A 5.550%, 11/15/27(1)	1,182	1,187
2024-2A, B 144A 5.620%, 3/15/30(1)	1,000	1,009
2025-3A, A3 144A 4.220%, 6/15/29(1)	1,150	1,154
		62,622

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.384%, 4/20/37(1)(3)	1,300	1,303
Consumer Loans—1.3%
ACHV ABS Trust
2024-1PL, A 144A 5.900%, 4/25/31(1)	137	138
2025-1PL, B 144A 5.040%, 4/26/32(1)	542	545
Marlette Funding Trust 2024-1A, B 144A 6.070%, 7/17/34(1)	690	694
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(1)	264	265
2025-1A, B 144A 5.050%, 7/14/38(1)	1,130	1,144
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	670	659
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(1)	1,085	1,092
2025-1A, A 144A 4.960%, 8/16/32(1)	556	558
		5,095

Equipment—0.1%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	364	365
Other—14.2%
Affirm Asset Securitization Trust
2024-X2, A 144A 5.220%, 12/17/29(1)	58	58
2025-X1, A 144A 5.080%, 4/15/30(1)	418	419
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	1,000	1,003
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	350	353
	Par Value	Value

Other—continued
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	$150	$147
2019-A, C 144A 4.010%, 7/16/40(1)	881	865
2024-A, B 144A 5.060%, 4/18/50(1)	1,080	1,089
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(1)	632	627
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(1)	880	887
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	229	223
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(1)	1,248	1,268
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	1,250	1,274
2025-1, C 144A 4.890%, 10/14/32(1)	1,165	1,177
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(1)(3)	884	881
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(1)	650	651
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	129	130
2023-2, B 144A 6.410%, 5/15/34(1)	1,000	1,017
2025-1, B 144A 4.980%, 8/15/35(1)	1,170	1,186
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	459	475
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(1)	507	529
2024-2A, A 144A 4.600%, 3/15/50(1)	681	682
GreenSky Home Improvement Issuer Trust
2024-2, A2 144A 5.250%, 10/27/59(1)	133	133
2025-3A, B 144A 4.660%, 12/27/60(1)	1,240	1,244
Hilton Grand Vacations Trust 2024-2A, A 144A 5.500%, 3/25/38(1)	461	470
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(1)	835	851
2025-A, B 144A 5.450%, 3/15/44(1)	796	810
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	992	992
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(1)	1,250	1,250
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(1)	1,120	1,134
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(1)	1,365	1,393
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	482	475
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
2021-1WA, B 144A 1.440%, 1/22/41(1)	$233	$225
2024-1A, A 144A 5.320%, 2/20/43(1)	664	677
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,019
2024-A, A2 144A 5.150%, 12/15/31(1)	563	567
2025-A, B 144A 5.180%, 7/15/32(1)	1,160	1,174
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	1,179	1,195
2024-1A, B 144A 5.660%, 5/20/30(1)	1,045	1,060
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	1,065	1,080
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(1)	1,050	1,079
2025-1A, C 144A 5.490%, 7/20/32(1)	800	812
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	1,037	1,054
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	484	499
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	1,002
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	1,290	1,295
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(3)	1,117	1,132
2024-CES3, A1A 144A 6.591%, 5/25/44(1)(3)	1,195	1,213
2024-CES6, A1A 144A 5.344%, 9/25/44(1)(3)	1,155	1,160
RCKT Trust 2025-1A, B 144A 4.990%, 7/25/34(1)	1,365	1,373
Reach ABS Trust 2025-2A, B 144A 5.120%, 8/18/32(1)	1,135	1,146
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(1)	1,065	1,073
Santander Mortgage Asset Receivable Trust 2025-CES1, A1A 144A 5.036%, 9/25/55(1)(3)	733	733
Sierra Timeshare Receivables Funding LLC
2023-2A, B 144A 6.280%, 4/20/40(1)	270	278
2024-2A, A 144A 5.140%, 6/20/41(1)	397	403
2025-3A, A 144A 4.440%, 8/22/44(1)	895	896
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	525	527
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	1,039	1,061
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,355	1,359
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,145	1,139
	Par Value	Value

Other—continued
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	$522	$527
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(1)(3)	1,059	1,063
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	880	882
Upstart Securitization Trust 2025-2, A2 144A 5.220%, 6/20/35(1)	1,066	1,071
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(1)	590	595
VFI ABS LLC 2025-1A, A 144A 4.780%, 6/24/30(1)	382	384
Westgate Resorts LLC 2022-1A, B 144A 2.288%, 8/20/36(1)	152	151
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(1)	1,140	1,142
Wingstop Funding LLC 2020-1A, A2 144A 2.841%, 12/5/50(1)	1,256	1,217
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,269	1,197
		58,153

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	45	43
Total Asset-Backed Securities (Identified Cost $126,780)		127,581

Corporate Bonds and Notes—25.1%
Communication Services—1.0%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	616	624
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	207	208
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	400	409
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	580	582
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	435	454
T-Mobile USA, Inc. 3.875%, 4/15/30	1,092	1,074
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	650	673
		4,024

Consumer Discretionary—1.3%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	570	594
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	933	932
Clarios Global LP 144A 6.750%, 2/15/30(1)	25	26
Ford Motor Credit Co. LLC 7.350%, 11/4/27	464	484
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	952	935
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Newell Brands, Inc. 6.375%, 9/15/27	$515	$518
Sodexo, Inc. 144A 5.150%, 8/15/30(1)	791	811
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	25	26
Tractor Supply Co. 1.750%, 11/1/30	920	815
		5,141

Consumer Staples—0.5%
Albertsons Cos., Inc. 144A 5.500%, 3/31/31(1)	50	51
Coty, Inc. 144A 6.625%, 7/15/30(1)	395	405
Mars, Inc. 144A 4.800%, 3/1/30(1)	640	654
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	345	354
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	500	502
		1,966

Energy—2.0%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	90	90
BP Capital Markets plc 4.875% (4)	799	795
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	290	304
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	325	335
Enbridge, Inc. 7.375%, 1/15/83	710	729
Energy Transfer LP
8.000%, 5/15/54	115	123
Series G 7.125%(4)	325	333
HF Sinclair Corp. 5.750%, 1/15/31	626	647
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	204
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	853	856
Occidental Petroleum Corp. 5.200%, 8/1/29	946	970
Petroleos Mexicanos
6.840%, 1/23/30	81	82
5.950%, 1/28/31	704	681
7.690%, 1/23/50	88	79
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	955	959
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	560	584
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	635	578
		8,349

	Par Value	Value

Financial & Lease—0.1%
Synchrony Financial 2.875%, 10/28/31	$340	$305
Financials—11.4%
AerCap Ireland Capital DAC
6.450%, 4/15/27	215	221
6.950%, 3/10/55	367	385
6.500%, 1/31/56	427	440
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.051%, 8/15/53(3)	435	435
Ally Financial, Inc. 5.543%, 1/17/31	746	763
American Express Co.
5.085%, 1/30/31	354	365
(SOFR + 0.750%) 4.658%, 4/23/27(3)	368	369
(SOFR + 0.930%) 4.828%, 7/26/28(3)	86	86
American National Group, Inc. 7.000%, 12/1/55	171	171
Apollo Debt Solutions BDC 144A 5.200%, 12/8/28(1)	410	410
Avolon Holdings Funding Ltd.
144A 5.750%, 11/15/29(1)	704	729
144A 5.375%, 5/30/30(1)	212	218
144A 4.700%, 1/30/31(1)	70	70
Bank of America Corp.
6.125%(4)	445	452
1.734%, 7/22/27	1,045	1,032
2.551%, 2/4/28	413	406
Barclays plc 7.385%, 11/2/28	318	336
Blackstone Private Credit Fund 5.950%, 7/16/29	520	531
Block, Inc.
6.500%, 5/15/32	540	561
144A 5.625%, 8/15/30(1)	50	51
Blue Owl Finance LLC 3.125%, 6/10/31	1,029	932
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	610
Capital One Financial Corp. 4.493%, 9/11/31	817	816
Charles Schwab Corp. (The) Series H 4.000% (4)	947	884
Citigroup, Inc.
4.503%, 9/11/31	704	706
(SOFR + 1.280%) 5.067%, 2/24/28(3)	861	868
Series X 3.875%(4)	625	623
Citizens Financial Group, Inc. 5.841%, 1/23/30	384	400
Corebridge Financial, Inc. 6.875%, 12/15/52	870	891
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	220	225
Deutsche Bank AG
2.311%, 11/16/27	147	145
6.819%, 11/20/29	136	145
4.999%, 9/11/30	593	602
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	770	734
F&G Annuities & Life, Inc. 6.500%, 6/4/29	776	808
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Fifth Third Bancorp
4.055%, 4/25/28	$226	$226
4.895%, 9/6/30	569	578
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	930	943
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	385	403
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	195	201
Global Payments, Inc. 4.875%, 11/15/30	820	821
Goldman Sachs Group, Inc. (The) (3 month Term SOFR + 2.012%) 5.871%, 10/28/27(3)	1,551	1,570
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	420	432
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	295	306
Huntington Bancshares, Inc.
6.208%, 8/21/29	331	347
5.272%, 1/15/31	454	467
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	586	607
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	875	893
JPMorgan Chase & Co.
1.578%, 4/22/27	460	457
2.956%, 5/13/31	696	657
(SOFR + 1.180%) 4.967%, 2/24/28(3)	1,447	1,460
KeyCorp 5.121%, 4/4/31	804	826
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,103
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,366
Morgan Stanley
2.475%, 1/21/28	906	891
5.123%, 2/1/29	1,062	1,084
MSCI, Inc. 144A 3.625%, 9/1/30(1)	884	844
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	779	804
Northern Trust Corp. 3.375%, 5/8/32	695	685
OneMain Finance Corp.
6.625%, 1/15/28	185	190
6.750%, 3/15/32	340	349
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	1,019	1,054
RGA Global Funding 144A 4.600%, 11/25/30(1)	815	815
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	160	165
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	560	578
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	693	703
State Street Corp.
5.684%, 11/21/29	394	413
Series I 6.700%(4)	390	407
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(1)	633	653
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$1,020	$1,008
Toronto-Dominion Bank (The) 8.125%, 10/31/82	771	813
Truist Bank 4.632%, 9/17/29	641	643
Truist Financial Corp. 7.161%, 10/30/29	540	583
U.S. Bancorp
5.046%, 2/12/31	604	620
4.967%, 7/22/33	439	442
UBS AG 5.650%, 9/11/28	535	558
Wells Fargo & Co.
3.526%, 3/24/28	342	340
6.303%, 10/23/29	647	684
5.150%, 4/23/31	399	412
		46,821

Health Care—2.3%
180 Medical, Inc. 144A 3.875%, 10/15/29(1)	940	915
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	15	15
Baxter International, Inc. 4.900%, 12/15/30	825	831
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	650	611
CVS Health Corp. 7.000%, 3/10/55	555	582
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	952	880
Genmab A/S 144A 6.250%, 12/15/32(1)	30	31
HCA, Inc. 5.450%, 4/1/31	857	894
IQVIA, Inc.
5.700%, 5/15/28	493	509
6.250%, 2/1/29	391	412
144A 6.250%, 6/1/32(1)	440	460
Royalty Pharma plc 5.150%, 9/2/29	919	944
Smith & Nephew plc 2.032%, 10/14/30	1,121	1,008
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	25	25
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	225	228
Universal Health Services, Inc. 1.650%, 9/1/26	1,034	1,017
Viatris, Inc. 144A 2.300%, 6/22/27(1)	— (5)	— (5)
		9,362

Industrials—1.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	1,012	1,018
Aviation Capital Group LLC
144A 5.375%, 7/15/29(1)	544	557
144A 6.375%, 7/15/30(1)	184	197
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Industrials—continued
Boeing Co. (The)
6.259%, 5/1/27	$283	$290
6.388%, 5/1/31	292	317
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	726	663
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	360	343
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	20	20
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	975	894
Flowserve Corp. 3.500%, 10/1/30	690	658
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	470	495
144A 5.750%, 3/15/31(1)	25	25
Hexcel Corp. 4.200%, 2/15/27	1,075	1,073
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	480	491
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	420	398
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	95	99
		7,538

Information Technology—1.1%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)(6)	832	813
Broadcom, Inc. 4.350%, 2/15/30	764	769
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	515	536
Gartner, Inc. 144A 3.750%, 10/1/30(1)	860	816
Kyndryl Holdings, Inc. 2.700%, 10/15/28	613	587
Oracle Corp. 6.250%, 11/9/32	409	426
Vontier Corp. 2.400%, 4/1/28	732	702
		4,649

Materials—1.3%
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,051	1,052
Berry Global, Inc. 5.800%, 6/15/31	827	873
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	308	317
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	560	388
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,038	1,029
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	789	814
	Par Value	Value

Materials—continued
Sonoco Products Co. 4.600%, 9/1/29	$967	$975
		5,448

Real Estate—0.4%
EPR Properties 4.950%, 4/15/28	652	657
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	475	469
Millrose Properties, Inc. 144A 6.375%, 8/1/30(1)	290	297
		1,423

Retail Food & Drug—0.2%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	665	659
Utilities—1.7%
AES Corp. (The) 7.600%, 1/15/55	395	402
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	626	647
Entergy Corp. 7.125%, 12/1/54	760	798
Ferrellgas LP 144A 5.875%, 4/1/29(1)	520	500
National Grid plc 5.602%, 6/12/28	611	631
NiSource, Inc. 6.950%, 11/30/54	464	483
Puget Energy, Inc. 2.379%, 6/15/28	735	703
Southern California Edison Co. 5.450%, 6/1/31	606	627
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,108	1,092
Spire, Inc. 6.250%, 6/1/56	125	124
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	35	38
144A 6.500%, 1/15/34(1)	85	87
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	705	743
		6,875

Total Corporate Bonds and Notes (Identified Cost $101,034)		102,560

Leveraged Loans—3.0%
Aerospace—0.2%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.134%, 4/20/28(3)	324	324
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(3)	195	196
Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(3)	74	74
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Aerospace—continued
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.216%, 2/28/31(3)	$350	$352
		946

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.966%, 2/18/30(3)	113	91
Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.723%, 8/13/32(3)	274	275
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(3)	125	126
		401

Energy—0.3%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.750%, 9/30/30(3)	425	425
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.120%, 12/21/28(3)	122	123
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.935%, 10/4/30(3)	311	311
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 5.736%, 2/11/30(3)	159	159
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.977%, 10/5/28(3)	227	228
Paragon Offshore Finance Co. Escrow 3.750%, (7)(8)	— (5)	—
		1,246

Financials—0.1%
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.672%, 10/31/31(3)	381	382
Food / Tobacco—0.2%
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 6.447%, 9/30/31(3)	302	302
Red SPV LLC (1 month Term SOFR + 2.250%) 5.984%, 3/15/32(3)	359	358
		660

Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.966%, 2/6/30(3)	211	209
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 5.422%, 11/30/30(3)	464	463
	Par Value	Value

Gaming / Leisure—continued
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.784%, 11/5/31(3)	$332	$333
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.734%, 10/21/32(3)	345	345
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.581%, 3/13/28(3)	412	397
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.868%, 11/21/31(3)	320	322
		2,069

Health Care—0.2%
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.466%, 10/23/30(3)	348	350
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 2/21/31(3)	328	329
		679

Housing—0.1%
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 3/19/29(3)	363	364
Information Technology—0.2%
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.716%, 1/31/31(3)	327	327
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.716%, 5/9/31(3)	214	215
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.338%, 2/10/31(3)	300	300
		842

Manufacturing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.216%, 11/3/31(3)	246	248
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.466%, 6/4/31(3)	430	431
		679

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.331%, 1/31/29(3)	359	357
Media / Telecom - Cable/Wireless Video—0.2%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.235%, 12/15/31(3)	341	341
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(3)	$352	$339
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.352%, 8/2/29(3)	237	237
		917

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.422%, 9/30/31(3)	350	351
Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.966%, 6/11/31(3)	245	243
Service—0.2%
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.716%, 9/29/31(3)	326	327
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(3)	430	410
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(3)	287	287
		1,024

Transportation - Automotive—0.0%
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.250%) 6.120%, 10/16/31(3)	225	226
Utilities—0.2%
Astoria Energy LLC Tranche B (1 - 3 month Term SOFR + 2.750%) 6.422% - 6.466%, 6/23/32(3)	251	252
Cornerstone Generation LLC Tranche B (2 month Term SOFR + 3.250%) 7.093%, 8/11/32(3)	309	312
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.873%, 1/27/31(3)	312	312
		876

Total Leveraged Loans (Identified Cost $12,376)		12,353

	Shares
Preferred Stock—0.2%
Financials—0.2%
Bank of New York Mellon Corp. (The) Series F, 4.625%	930 (9)	924
Total Preferred Stock (Identified Cost $925)		924

Affiliated Exchange-Traded Funds—1.5%
Financials—1.5%
Virtus Newfleet Securitized Income ETF(10)(11)	167,104	4,053
	Shares	Value

Financials—continued
Virtus Newfleet Short Duration High Yield Bond ETF(10)(11)	103,000	$2,246
		6,299

Total Affiliated Exchange-Traded Funds (Identified Cost $6,341)		6,299

Total Long-Term Investments—96.7% (Identified Cost $393,367)		395,736

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(11)(12)	300,210	300
Total Securities Lending Collateral (Identified Cost $300)		300

TOTAL INVESTMENTS—96.8% (Identified Cost $393,667)		$396,036
Other assets and liabilities, net—3.2%		13,040
NET ASSETS—100.0%		$409,076

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $233,599 or 57.1% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)	No contractual maturity date.
(5)	Amount is less than $500 (not in thousands).
(6)	All or a portion of security is on loan.
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received.
(9)	Value shown as par value.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	95%
United Kingdom	1
Ireland	1
Cayman Islands	1
Canada	1
France	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$32,704	$—	$32,704	$—
Foreign Government Securities	2,878	—	2,878	—
Mortgage-Backed Securities	110,437	—	110,437	—
Asset-Backed Securities	127,581	—	127,581	—
Corporate Bonds and Notes	102,560	—	102,560	—
Leveraged Loans	12,353	—	12,353	— (1)
Preferred Stock	924	—	924	—
Affiliated Exchange-Traded Funds	6,299	6,299	—	—
Securities Lending Collateral	300	300	—	—
Total Investments	$396,036	$6,599	$389,437	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.